2. Investment Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Available for sale Securities
Amortized Cost - Available for sale Securities	$ 40,186,557		$ 38,797,609
Gross Unrealized Gains - Available for sale Securities	15,373		11,309
Gross Unrealized Losses - Available for sale Securities	835,099		358,265
Fair Value - Available for sale Securities	39,366,831		38,450,653
Held-to-Maturity Securities
Amortized Cost - Held-to-Maturity	47,067,023		48,824,965
Gross Unrealized Gains - Held-to-Maturity	332,415		0
Gross Unrealized Losses - Held-to-Maturity	171,438		28,965
Fair Value - Held-to-Maturity	47,228,000		48,796,000
U.S. GSE debt securities
Available for sale Securities
Amortized Cost - Available for sale Securities	14,010,100		17,308,229
Gross Unrealized Gains - Available for sale Securities	394		0
Gross Unrealized Losses - Available for sale Securities	259,391		149,487
Fair Value - Available for sale Securities	13,751,103		17,158,742
Agency mortgage-backed securities (Agency MBS)
Available for sale Securities
Amortized Cost - Available for sale Securities	16,020,892		16,782,380
Gross Unrealized Gains - Available for sale Securities	2,701		11,144
Gross Unrealized Losses - Available for sale Securities	449,068		180,187
Fair Value - Available for sale Securities	15,574,525		16,613,337
ABS and OAS
Available for sale Securities
Amortized Cost - Available for sale Securities	1,988,565
Gross Unrealized Gains - Available for sale Securities	3,806
Gross Unrealized Losses - Available for sale Securities	6,242
Fair Value - Available for sale Securities	1,986,129
Other investments
Available for sale Securities
Amortized Cost - Available for sale Securities	8,167,000		4,707,000
Gross Unrealized Gains - Available for sale Securities	8,472		165
Gross Unrealized Losses - Available for sale Securities	120,398		28,591
Fair Value - Available for sale Securities	8,055,074		4,678,574
US States and Political Subdivisions Debt Securities [Member]
Held-to-Maturity Securities
Amortized Cost - Held-to-Maturity	47,067,023		48,824,965
Gross Unrealized Gains - Held-to-Maturity	332,415		0
Gross Unrealized Losses - Held-to-Maturity	171,438		28,965
Fair Value - Held-to-Maturity	$ 47,228,000	[1]	$ 48,796,000

[1]	Method used to determine fair value rounds values to nearest thousand.